FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	May 12, 2021	Apr. 23, 2018	Oct. 31, 2016
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value	$ 9,431	$ 0	$ 9,680
Collateral deposits on swap agreements		8,770	10,368
Total loans to related parties - associated companies, long-term		$ 45,000	$ 45,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | River Box
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Ownership percentage of disposed assets	50.10%
7.25% senior unsecured sustainability-linked bonds due 2026
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest rate (as a percent)		7.25%		7.25%
Senior unsecured convertible bonds due 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest rate (as a percent)			5.75%			5.75%
$4.875% unsecured convertible bonds due 2023
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest rate (as a percent)		4.875%			4.875%
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value			$ 5,100
Common stock - Frontline Ltd
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain/(Loss) on investments in debt and equity securities	$ 2,300
River Box
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Ownership percentage	49.90%
Total loans to related parties - associated companies, long-term		$ 45,000	$ 45,000